Notes to the interim condensed consolidated statement of financial position - Financial assets and liabilities (Details) € in Thousands	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Financial assets and liabilities
Financial assets	€ 162,415	€ 100,120
Financial liabilities	172,112	214,444
Financial assets, at fair value	162,415	100,120
Financial liabilities, at fair value	250,222	248,272
Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities		116,729
Long-term debt
Financial assets and liabilities
Financial liabilities	51,599	48,460
Financial liabilities, at fair value	51,438	48,202
Long-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	51,599	48,460
Derivative instruments
Financial assets and liabilities
Financial liabilities	42,251	97,715
Financial liabilities, at fair value	42,251	97,715
Derivative instruments | Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	42,251
Royalty certificates liabilities
Financial assets and liabilities
Financial liabilities	33,415	29,207
Financial liabilities, at fair value	€ 111,686	63,293
Royalty certificates liabilities | Discount rate
Financial assets and liabilities
Significant unobservable input, liabilities	0.14
Royalty certificates liabilities | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	€ 33,415	29,207
2023 Royalty Certificates
Financial assets and liabilities
Financial liabilities, at fair value	26,900	16,600
2024 Royalty Certificates
Financial assets and liabilities
Financial liabilities, at fair value	84,800	46,700
Short-term debt
Financial assets and liabilities
Financial liabilities	5,533	5,868
Financial liabilities, at fair value	5,533	5,868
Short-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	5,533	5,868
Trade payables
Financial assets and liabilities
Financial liabilities	34,703	32,862
Financial liabilities, at fair value	34,703	32,862
Trade payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	34,703	32,862
Other miscellaneous payables
Financial assets and liabilities
Financial liabilities	4,611	331
Financial liabilities, at fair value	4,611	331
Other miscellaneous payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	4,611	331
Financial assets carried at fair value through profit or loss | Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	42,251
Financial assets carrieds at amortized cost
Financial assets and liabilities
Financial assets	162,415	100,120
Financial assets carrieds at amortized cost | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	129,861
Financial assets carrieds at amortized cost | Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities		97,715
Financial assets carrieds at amortized cost | Derivative instruments | Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities		97,715
Advance payment
Financial assets and liabilities
Financial assets		1,047
Financial assets, at fair value		1,047
Advance payment | Financial assets carrieds at amortized cost
Financial assets and liabilities
Financial assets		1,047
Current accrued income
Financial assets and liabilities
Financial assets	4,456	1,574
Financial assets, at fair value	4,456	1,574
Current accrued income | Financial assets carrieds at amortized cost
Financial assets and liabilities
Financial assets	4,456	1,574
Short-term deposit accounts
Financial assets and liabilities
Financial assets	24,578
Financial assets, at fair value	24,578
Short-term deposit accounts | Financial assets carrieds at amortized cost
Financial assets and liabilities
Financial assets	24,578
Trade receivables
Financial assets and liabilities
Financial assets	10,764	531
Financial assets, at fair value	10,764	531
Trade receivables | Financial assets carrieds at amortized cost
Financial assets and liabilities
Financial assets	10,764	531
Other receivables
Financial assets and liabilities
Financial assets	541	405
Financial assets, at fair value	541	405
Other receivables | Financial assets carrieds at amortized cost
Financial assets and liabilities
Financial assets	541	405
Cash and cash equivalents
Financial assets and liabilities
Financial assets	122,076	96,564
Financial assets, at fair value	122,076	96,564
Cash and cash equivalents | Financial assets carrieds at amortized cost
Financial assets and liabilities
Financial assets	€ 122,076	€ 96,564